RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Trade receivables, net	$ 4,388	$ 3,684
Other accounts receivable and prepaid expenses	1,960	2,087
Liabilities:
Trade payables	2,820	1,465
Other accounts payable and accrued expenses	2,081	1,490
Balances With Related Parties [Member]
Assets:
Trade receivables, net	952	2
Other accounts receivable and prepaid expenses	588
Liabilities:
Trade payables	169	184
Other accounts payable and accrued expenses	92	16
Advances from customers	$ 1,880